RESULTS FROM OPERATING ACTIVITIES (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Operating Activities [Abstract]
Cost of sales	R 2,347,700,000	R 2,307,900,000	R 2,236,800,000
Operating costs	(2,207,100,000)	(2,109,300,000)	(2,030,200,000)
Depreciation	(168,000,000)	(179,800,000)	(180,200,000)
Retrenchment costs	0	23,000,000	0
Movement in provision for environmental rehabilitation	2,900,000	(600,000)	(19,300,000)
Decrease (increase) in inventories of finished goods and work in progress	(24,500,000)	(4,800,000)	7,100,000
Operating cost [abstract]
Materials	(784,600,000)	(783,900,000)	(719,500,000)
Labour including short term incentives, excluding retrenchment costs	(417,400,000)	(351,000,000)	(362,100,000)
Electricity	(369,000,000)	(344,200,000)	(325,400,000)
Specialist service providers	(326,900,000)	(299,700,000)	(282,400,000)
Water	R (49,900,000)	R (71,100,000)	R (82,100,000)